Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Maximum amount of loss due to credit risk	$ 2,706
Maximum length of time hedged in cash flow hedges	2 years
Maximum maturity period of significant portion of forward and option contracts outstanding	12 months
Typical maturity period of other risk management derivatives	Less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) gains from cash flow hedges recognized in other comprehensive (loss) income	$ (29,499)	$ 9,460	$ 28,504
(Losses) gains from cash flow hedges recognized in other comprehensive (loss) income, net of taxes	(23,432)	$ 9,162	$ 20,035
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2016	$ 9,578